Other Financial Liabilities	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Other Financial Liabilities
21.	OTHER FINANCIAL LIABILITIES
The composition of the other financial liabilities as of December 31, 2024 and 2023 is as follows:

Composition	12/31/2024	12/31/2023
Credit and debit card settlement - due to merchants	611,331,052	428,605,251
Amounts payable for other spot purchases pending settlement	136,556,778	203,499,656
Amounts payable for spot purchases of foreign currency pending	55,149,470	2,888,745
Payment orders pending settlement foreign trade	53,531,118	74,976,173
Collections on account and behalf of others	38,140,070	22,766,983
Finance leases liabilities	13,988,634	20,445,368
Amounts payable for spot purchases of government securities pending settlement	5,433,702	676,365
Other	117,744,770	61,648,702

Total	1,031,875,594	815,507,243